Basis of preparation of the financial statements - Lease term (Details)	12 Months Ended
Dec. 31, 2019
Oxygen Plant | Canada
Disclosure of quantitative information about right-of-use assets
Operating lease remaining lease term	11 years
Locomotives | Mozambique
Disclosure of quantitative information about right-of-use assets
Operating lease remaining lease term	7 years
Iron ore and iron ore pellets | Ponta da Madeira
Disclosure of quantitative information about right-of-use assets
Operating lease remaining lease term	4 years
Iron ore and iron ore pellets | Itaguai maritime terminal
Disclosure of quantitative information about right-of-use assets
Operating lease remaining lease term	7 years
Iron ore and iron ore pellets | Brazil
Disclosure of quantitative information about right-of-use assets
Operating lease remaining lease term	11 years
Iron ore Pellets | Oman
Disclosure of quantitative information about right-of-use assets
Operating lease remaining lease term	24 years